CONTINGENCIES - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Outstanding liability for environmental obligation including asset retirement obligations	$ 15	$ 17